American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Aggressive
October 31, 2020

One Choice Portfolio: Aggressive - Schedule of Investments
OCTOBER 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUTUAL FUNDS(1) — 100.0%
Domestic Equity Funds — 55.7%
Equity Growth Fund Investor Class	1,369,806	43,244,781
Focused Dynamic Growth Fund Investor Class(2)	913,963	41,311,129
Growth Fund Investor Class	1,627,337	68,234,240
Heritage Fund Investor Class	2,629,118	64,097,894
Large Company Value Fund Investor Class	9,654,672	93,264,130
Mid Cap Value Fund Investor Class	4,037,708	59,596,574
Small Cap Growth Fund Investor Class	745,581	16,402,778
Small Cap Value Fund Investor Class	2,139,256	14,247,442
Sustainable Equity Fund Investor Class	2,496,270	83,949,561
		484,348,529
International Equity Funds — 24.5%
Emerging Markets Fund Investor Class	4,065,134	51,871,110
International Growth Fund Investor Class	4,002,922	54,840,033
Non-U.S. Intrinsic Value Fund Investor Class	3,906,268	29,218,885
NT Global Real Estate Fund Investor Class	2,655,955	25,948,679
NT International Small-Mid Cap Fund Investor Class	2,083,714	24,879,549
NT International Value Fund Investor Class	3,319,499	26,456,407
		213,214,663
Domestic Fixed Income Funds — 14.4%
Core Plus Fund Investor Class	4,659,606	52,606,948
Inflation-Adjusted Bond Fund Investor Class	2,042,759	25,289,355
NT High Income Fund Investor Class	4,235,662	39,222,234
Short Duration Inflation Protection Bond Fund Investor Class	821,579	8,643,014
		125,761,551
International Fixed Income Funds — 4.4%
Emerging Markets Debt Fund Investor Class	1,260,335	13,006,655
Global Bond Fund Investor Class	2,415,785	25,124,161
		38,130,816
Money Market Funds — 1.0%
U.S. Government Money Market Fund Investor Class	8,368,037	8,368,037
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $680,997,909)		869,823,596
OTHER ASSETS AND LIABILITIES†		59,099
TOTAL NET ASSETS — 100.0%		$869,882,695

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2020 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Equity Growth Fund	$43,630	$122	—	$(507)	$43,245	1,370	—	$122
Focused Dynamic Growth Fund(3)	42,615	—	$1,636	332	41,311	914	$908	—
Growth Fund	78,104	—	5,950	(3,920)	68,234	1,627	4,699	—
Heritage Fund	65,053	—	2,237	1,282	64,098	2,629	987	—
Large Company Value Fund	92,786	1,076	—	(598)	93,264	9,655	—	402
Mid Cap Value Fund	59,267	285	—	45	59,597	4,038	—	285
Small Cap Growth Fund	15,731	—	553	1,225	16,403	746	68	—
Small Cap Value Fund	13,580	25	—	642	14,247	2,139	—	26
Sustainable Equity Fund	84,755	404	1,434	225	83,950	2,496	116	—
Emerging Markets Debt Fund	12,884	111	—	12	13,007	1,260	—	111
International Growth Fund	59,186	—	4,245	(101)	54,840	4,003	1,732	—
Non-U.S. Intrinsic Value Fund	30,274	—	—	(1,055)	29,219	3,906	—	—
NT Global Real Estate Fund	26,117	723	—	(891)	25,949	2,656	—	—
NT International Small-Mid Cap Fund	24,268	—	450	1,062	24,880	2,084	91	—
NT International Value Fund	27,582	—	238	(888)	26,456	3,319	(35)	—
Core Plus Fund	—	52,700	—	(93)	52,607	4,660	—	—
Inflation-Adjusted Bond Fund	25,269	—	—	20	25,289	2,043	—	—
NT High Income Fund	38,840	552	—	(170)	39,222	4,236	—	553
Short Duration Inflation Protection Bond Fund	8,577	—	—	66	8,643	822	—	—
Emerging Markets Fund	51,238	—	1,026	1,659	51,871	4,065	705	—
Global Bond Fund	25,124	—	—	—	25,124	2,416	—	—
U.S. Government Money Market Fund	8,368	—	—	—	8,368	8,368	—	—
Diversified Bond Fund	53,194	121	45,711	(7,604)	—	—	6,919	186
	$886,442	$56,119	$63,480	$(9,257)	$869,824	69,452	$16,190	$1,685
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.